Notes Related to the Consolidated Statements of Financial Position - Summary of Other Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Categories of non-current financial assets [abstract]
Deposits related to leased premises	€ 357	€ 446
Advance payments to suppliers	510	510
Other	26	91
Total other non-current financial assets	892	€ 1,046
Deposits related to leased premises	78
Total other current financial assets	€ 78